Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic EPS is calculated by dividing net (loss) income by the weighted average number of our ordinary shares outstanding, which excludes 2,552,346, 2,354,318 and 2,429,442 shares of unvested restricted stock as of December 31, 2020, 2019 and 2018, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. However, due to the reported loss for the year ended December 31, 2020, basic EPS is not adjusted by the effect of dilutive securities. The number of ordinary shares under our equity compensation plans which could dilute EPS in the future was 2,630,066 for the year ended December 31, 2020. The number of shares excluded from diluted shares outstanding was 163,067 and 90,929 for the years ended December 31, 2019 and 2018, respectively, because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
Net (loss) income for the computation of basic EPS	$(298,566)	$1,145,694	$1,015,632
Weighted average ordinary shares outstanding—basic	127,743,828	134,570,169	145,162,220
Basic EPS	$(2.34)	$8.51	$7.00

	Year Ended December 31,
	2020	2019	2018
Net (loss) income for the computation of diluted EPS	$(298,566)	$1,145,694	$1,015,632
Weighted average ordinary shares outstanding—diluted	127,743,828	135,898,139	148,706,266
Diluted EPS	$(2.34)	$8.43	$6.83
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2020, 2019 and 2018 were as follows:

	As of December 31,
	2020	2019	2018
	Number of ordinary shares
Ordinary shares issued	138,847,345	141,847,345	151,847,345
Treasury shares	(8,448,807)	(10,263,856)	(9,172,681)
Ordinary shares outstanding	130,398,538	131,583,489	142,674,664
Shares of unvested restricted stock	(2,552,346)	(2,354,318)	(2,429,442)
Ordinary shares outstanding, excluding shares of unvested restricted stock	127,846,192	129,229,171	140,245,222